Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.64%
Aerospace & Defense–0.49%
Teledyne Technologies, Inc.(b)	12,379	$3,840,090
Application Software–7.84%
Adobe, Inc.(b)	12,399	6,080,842
RealPage, Inc.(b)	131,059	7,554,241
RingCentral, Inc., Class A(b)	28,989	7,960,669
salesforce.com, inc.(b)	72,173	18,138,519
Splunk, Inc.(b)	44,487	8,369,339
Trade Desk, Inc. (The), Class A(b)	21,154	10,974,272
Unity Software, Inc.(b)	22,022	1,922,080
		60,999,962
Asset Management & Custody Banks–3.36%
Apollo Global Management, Inc.	175,826	7,868,214
Ares Management Corp., Class A	201,092	8,128,139
KKR & Co., Inc., Class A	294,904	10,127,003
		26,123,356
Automotive Retail–0.21%
CarMax, Inc.(b)	17,795	1,635,538
Biotechnology–2.31%
Alnylam Pharmaceuticals, Inc.(b)	31,993	4,658,181
Argenx SE, ADR (Netherlands)(b)	12,567	3,299,089
BeiGene Ltd., ADR (China)(b)	21,825	6,251,553
BioNTech SE, ADR (Germany)(b)	23,595	1,633,482
Ionis Pharmaceuticals, Inc.(b)	7,850	372,482
Moderna, Inc.(b)	24,668	1,745,261
		17,960,048
Cable & Satellite–0.61%
Altice USA, Inc., Class A(b)	183,183	4,762,758
Construction Machinery & Heavy Trucks–0.06%
Nikola Corp.(b)	21,010	430,285
Consumer Electronics–1.36%
Sony Corp. (Japan)	138,300	10,577,864
Copper–0.48%
Freeport-McMoRan, Inc.	238,344	3,727,700
Data Processing & Outsourced Services–8.22%
Fidelity National Information Services, Inc.	39,010	5,742,662
Mastercard, Inc., Class A	77,128	26,082,376
PayPal Holdings, Inc.(b)	88,810	17,498,234
Visa, Inc., Class A	50,898	10,178,073
WEX, Inc.(b)	32,168	4,470,387
		63,971,732
Diversified Support Services–0.59%
Cintas Corp.	13,816	4,598,379
Environmental & Facilities Services–0.71%
Clean Harbors, Inc.(b)	45,907	2,572,169
Shares		Value
Environmental & Facilities Services–(continued)
GFL Environmental, Inc. (Canada)	139,696	$2,969,937
		5,542,106
Food Distributors–1.01%
Sysco Corp.	126,573	7,875,372
Health Care Distributors–0.17%
Henry Schein, Inc.(b)	22,246	1,307,620
Health Care Equipment–4.34%
Danaher Corp.	16,637	3,582,445
DexCom, Inc.(b)	24,194	9,973,492
Intuitive Surgical, Inc.(b)	10,609	7,527,510
Teleflex, Inc.	20,511	6,982,355
Zimmer Biomet Holdings, Inc.	42,144	5,737,484
		33,803,286
Health Care Services–0.68%
LHC Group, Inc.(b)	24,960	5,305,498
Health Care Supplies–0.29%
West Pharmaceutical Services, Inc.	8,136	2,236,586
Health Care Technology–0.22%
GoodRx Holdings, Inc., Class A(b)	27,473	1,527,499
Teladoc Health, Inc.(b)	773	169,472
		1,696,971
Home Improvement Retail–3.55%
Lowe’s Cos., Inc.	166,645	27,639,740
Hotels, Resorts & Cruise Lines–0.89%
Marriott Vacations Worldwide Corp.	26,530	2,409,189
Wyndham Destinations, Inc.	147,341	4,532,209
		6,941,398
Industrial Conglomerates–0.41%
Roper Technologies, Inc.	8,070	3,188,538
Industrial Gases–0.16%
Linde PLC (United Kingdom)	5,175	1,232,323
Interactive Home Entertainment–7.28%
Activision Blizzard, Inc.	234,270	18,964,156
Electronic Arts, Inc.(b)	78,981	10,299,912
Nintendo Co. Ltd. (Japan)	31,100	17,679,739
Take-Two Interactive Software, Inc.(b)	59,030	9,752,937
		56,696,744
Interactive Media & Services–10.64%
Alphabet, Inc., Class C(b)	24,969	36,694,442
Facebook, Inc., Class A(b)	159,620	41,804,478
ZoomInfo Technologies, Inc., Class A(b)	100,099	4,303,256
		82,802,176
Internet & Direct Marketing Retail–16.03%
Alibaba Group Holding Ltd., ADR (China)(b)	103,534	30,436,925
Amazon.com, Inc.(b)	27,921	87,915,691

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Capital Appreciation Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
Booking Holdings, Inc.(b)	3,765	$6,440,710
		124,793,326
Leisure Facilities–0.16%
Cedar Fair L.P.(b)	44,260	1,242,378
Life & Health Insurance–1.08%
Athene Holding Ltd., Class A(b)	246,241	8,391,893
Life Sciences Tools & Services–1.46%
10X Genomics, Inc., Class A(b)	22,124	2,758,421
Avantor, Inc.(b)	383,433	8,623,408
		11,381,829
Managed Health Care–1.13%
Humana, Inc.	13,518	5,594,965
UnitedHealth Group, Inc.	10,297	3,210,296
		8,805,261
Movies & Entertainment–0.91%
IMAX Corp.(b)	108,238	1,294,526
Netflix, Inc.(b)	11,617	5,808,849
		7,103,375
Oil & Gas Exploration & Production–0.46%
Apache Corp.	258,271	2,445,827
Viper Energy Partners L.P.	152,612	1,147,642
		3,593,469
Oil & Gas Refining & Marketing–0.09%
PBF Energy, Inc., Class A	95,265	542,058
Renewable Energy Group, Inc.(b)	3,547	189,481
		731,539
Packaged Foods & Meats–1.73%
Conagra Brands, Inc.	81,484	2,909,794
Nomad Foods Ltd. (United Kingdom)(b)	125,043	3,186,095
Tyson Foods, Inc., Class A	123,214	7,328,769
		13,424,658
Pharmaceuticals–0.64%
MyoKardia, Inc.(b)	23,758	3,238,928
Reata Pharmaceuticals, Inc., Class A(b)	14,535	1,416,000
Zoetis, Inc.	1,993	329,582
		4,984,510
Railroads–0.89%
Kansas City Southern	26,602	4,810,440
Union Pacific Corp.	10,882	2,142,339
		6,952,779
Shares		Value
Regional Banks–0.19%
SVB Financial Group(b)	6,245	$1,502,672
Research & Consulting Services–0.53%
CoStar Group, Inc.(b)	4,828	4,096,606
Restaurants–0.87%
Restaurant Brands International, Inc. (Canada)	117,265	6,743,910
Semiconductor Equipment–1.75%
Applied Materials, Inc.	164,371	9,771,856
ASML Holding N.V., New York Shares (Netherlands)	10,403	3,841,516
		13,613,372
Semiconductors–4.89%
NVIDIA Corp.	21,053	11,394,305
QUALCOMM, Inc.	115,780	13,624,990
Semtech Corp.(b)	154,554	8,185,180
Silicon Motion Technology Corp., ADR (Taiwan)	128,844	4,867,726
		38,072,201
Specialty Chemicals–0.15%
Sherwin-Williams Co. (The)	1,710	1,191,425
Systems Software–7.31%
Microsoft Corp.	178,579	37,560,521
Palo Alto Networks, Inc.(b)	38,416	9,402,316
ServiceNow, Inc.(b)	20,480	9,932,800
		56,895,637
Technology Hardware, Storage & Peripherals–2.74%
Apple, Inc.	184,064	21,316,452
Trading Companies & Distributors–0.83%
Fastenal Co.	63,121	2,846,126
United Rentals, Inc.(b)	20,505	3,578,122
		6,424,248
Trucking–0.92%
J.B. Hunt Transport Services, Inc.	11,870	1,500,131
Knight-Swift Transportation Holdings, Inc.	36,386	1,480,910
Lyft, Inc., Class A(b)	97,642	2,690,037
Uber Technologies, Inc.(b)	41,559	1,516,072
		7,187,150
TOTAL INVESTMENTS IN SECURITIES–100.64% (Cost $446,074,435)		783,344,760
OTHER ASSETS LESS LIABILITIES—(0.64)%		(4,947,319)
NET ASSETS–100.00%		$778,397,441
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$755,087,157	$28,257,603	$—	$783,344,760
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Capital Appreciation Fund to Invesco V.I. Capital Appreciation Fund.
Invesco Oppenheimer V.I. Capital Appreciation Fund